Income Taxes - Schedule of Components of Deferred Tax Assets (Details) (10-K) - USD ($)	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 364,000	$ 2,000
Impairment of cost method investment	38,000
Gross deferred tax asset	402,000
Less: Valuation allowance	(381,000)	(2,000)
Net deferred tax asset	21,000
Amortization of intangible assets	(21,000)
Net deferred assets/liabilities